INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information Of Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Statements of Operations:
Revenues, net	$ 6,454,402	$ 4,345,939	$ 4,166,799
Cost of sales	(6,105,271)	(4,012,348)	(3,864,313)
Net income	16,808	71,252	69,387
Share of net income	48,027	30,279	36,943
Summary Balance Sheets:
Current assets	1,641,335	730,395
Current liabilities	(1,371,151)	(689,906)
Noncontrolling interest	(132,041)	(122,906)
Goodwill	511,333	234,161	221,102
Investments in unconsolidated affiliates	126,534	458,557
Other Equity Method Investments
Summary Statements of Operations:
Share of net income	14,851	15,168	13,035
Summary Balance Sheets:
Goodwill	27,001	29,128
Investments in unconsolidated affiliates	126,534	118,072
Other Unconsolidated affiliates
Summary Statements of Operations:
Revenues, net	1,760,608	1,605,660	1,621,362
Cost of sales	(1,601,557)	(1,383,617)	(1,391,192)
Other activity	(123,603)	(187,547)	(210,467)
Net income	35,448	34,496	$ 19,703
Summary Balance Sheets:
Current assets	343,000	382,187
Non-current assets	325,094	309,192
Current liabilities	(243,986)	(288,712)
Non-current liabilities	(147,583)	(140,590)
Noncontrolling interest	(2,686)	(3,900)
Net assets	273,839	258,177
Other Unconsolidated affiliates | Dole plc
Summary Balance Sheets:
Net assets	$ 99,533	$ 88,944